INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
Inventory [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2021	December 31, 2020
Finished goods	$172,865	$124,290
Raw materials and supplies	5,361,693	5,338,242
	$5,534,558	$5,462,532